As filed with the U.S. Securities and Exchange Commission on June 8, 2017

Registration No. 333-218114

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

☒ Registration Statement under the Securities Act of 1933

☒ Pre-Effective Amendment No. 3

☐ Post-Effective Amendment No.

TCG BDC, INC.

(Exact name of Registrant as specified in its charter)

520 Madison Avenue, 40th Floor

New York, NY 10022

(Address of Principal Executive Offices)

(212) 813-4900

(Registrant’s Telephone Number, including Area Code)

Michael A. Hart

TCG BDC, Inc.

520 Madison Avenue, 40th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of information to:

Monica J. Shilling, Esq. Proskauer Rose LLP 2049 Century Park East, 32nd Floor Los Angeles, CA 90067 Telephone: (310) 557-2900 Facsimile: (310) 557-2193	William G. Farrar, Esq. Sullivan & Cromwell LLP 125 Broad Street New York, New York 10004 (212) 558-4000 (212) 558-3588	Paul D. Tropp, Esq. Freshfields Bruckhaus Deringer US LLP 601 Lexington Ave, 31st Floor New York, NY 10022 Telephone: (212) 277-4000 Facsimile: (212) 277-4001

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with dividend or interest reinvestment plans, check the following box  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price per Share	Proposed Maximum Aggregate Offering Price (1)(2)	Amount of Registration Fee(3)
Common Stock, $0.01 par value per share	10,350,000	$19.50	$201,825,000	$22,392

(1)	Includes 1,350,000 shares that the underwriters have the option to purchase.
(2)	Estimated pursuant to Rule 457(a) solely for the purpose of calculating the registration fee.
(3)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Amendment No. 3 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2, is to file and add additional exhibits. Accordingly, this Amendment No. 3 consists only of the facing page, this explanatory note, and Part C of the Registration Statement. The prospectus and financial statements are unchanged and have been omitted.

PART C

Other Information

Item 25. Financial Statements and Exhibits

(1) Financial Statements

The following financial statements of TCG BDC, Inc. are provided in Part A of this Registration Statement:

(2) Exhibits

(a)(1)	Articles of Amendment and Restatement (1)

(a)(2)	Articles of Amendment (2)

(b)(1)	Amended and Restated Bylaws (3)

(b)(2)	First Amendment to the Amended and Restated Bylaws (4)

(c)	Not Applicable

(d)(1)	Form of Subscription Agreement for Private Offerings (5)

(d)(2)	Indenture, dated as of June 26, 2015, between Carlyle GMS Finance MM CLO 2015-1 LLC, as issuer, and State Street Bank and Trust Company, as trustee (6)

(e)(1)	Dividend Reinvestment Plan (7)

(e)(2)	Dividend Reinvestment Plan (effective July 5, 2017) (8)

(f)	Not Applicable

(g)	Investment Advisory Agreement, dated as of April 3, 2013, between Carlyle GMS Finance, Inc. and Carlyle GMS Investment Management L.L.C., as adviser (9)

(h)	Form of Underwriting Agreement (10)

(i)	Not Applicable

(j)	Custodian Agreement, dated March 21, 2012, between Carlyle GMS Finance, Inc. and State Street Bank and Trust Company, as custodian (11)

(k)(1)	Administration Agreement, dated as of April 3, 2013 by and between Carlyle GMS Finance, Inc. and Carlyle GMS Finance Administration L.L.C., as administrator (12)

(k)(2)	Form of Indemnification Agreement (13)

(k)(3)	Loan and Servicing Agreement, dated as of May 24, 2013, among Carlyle GMS Finance SPV LLC, as borrower, Carlyle GMS Finance, Inc., as servicer and transferor, each of the Conduit Lenders, Liquidity Banks, Lender Agent and Institutional Lenders party thereto, Citibank, N.A. as collateral and administrative agent, Wells Fargo Bank, National Association, as account bank, backup servicer and collateral administrator, and Citibank, N.A. and Suntrust Robinson Humphrey, Inc., as joint lead arrangers (14)

(k)(4)	Senior Secured Revolving Credit Agreement, dated as of March 21, 2014, among Carlyle GMS Finance, Inc., as borrower, the Lenders party thereto, Suntrust Bank, as administrative agent, and JPMorgan Chase Bank, N.A., as syndication agent (15)

(k)(5)	First Amendment to the Loan and Servicing Agreement, dated as of June 30, 2014, among Carlyle GMS Finance SPV LLC, as borrower, Carlyle GMS Finance, Inc., as servicer and transferor, each of the Conduit Lenders, Liquidity Banks, Lender Agent and Institutional Lenders party thereto, Citibank, N.A. as collateral and administrative agent, Wells Fargo Bank, National Association, as account bank, backup servicer and collateral administrator, and Citibank, N.A. and Suntrust Robinson Humphrey, Inc., as joint lead arrangers (16)

(k)(6)	Omnibus Amendment No. 1, dated as of January 8, 2015, among Carlyle GMS Finance, Inc., as borrower, the Lenders party thereto, Suntrust Bank, as administrative agent, and JPMorgan Chase Bank, N.A., as syndication agent (17)

(k)(7)	Omnibus Amendment No. 2, dated as of May 25, 2016, among Carlyle GMS Finance, Inc., as borrower, the Lenders party thereto, Suntrust Bank, as existing administrative agent, and HSBC Bank USA, N.A., as successor administrative agent (18)

(k)(8)	Second Amendment to the Loan and Servicing Agreement, dated as of June 19, 2015, among Carlyle GMS Finance SPV LLC, as borrower, Carlyle GMS Finance, Inc., as servicer and transferor, each of the Conduit Lenders, Liquidity Banks, Lender Agent and Institutional Lenders party thereto, Citibank, N.A. as collateral and administrative agent, Wells Fargo Bank, National Association, as account bank, backup servicer and collateral administrator, and Citibank, N.A. and Suntrust Robinson Humphrey, Inc., as joint lead arrangers (19)

(k)(9)	Collateral Management Agreement, dated as of June 26, 2015, by and between Carlyle GMS Finance MM CLO 2015-1 LLC, as issuer, and Carlyle GMS Investment Management L.L.C., as collateral manager (20)

(k)(10)	Contribution Agreement, dated as of June 26, 2015, by and between Carlyle GMS Finance, Inc., as the contributor, and Carlyle GMS Finance MM CLO 2015-1 LLC, as the contributee (21)

(k)(11)	Third Amendment to the Loan and Servicing Agreement, dated as of June 9, 2016, among Carlyle GMS Finance SPV LLC, as borrower, Carlyle GMS Finance, Inc., as servicer and transferor, each of the Conduit Lenders, Liquidity Banks, Lender Agent and Institutional Lenders party thereto, Citibank, N.A. as collateral and administrative agent, Wells Fargo Bank, National Association, as account bank, backup servicer and collateral administrator, and Citibank, N.A., as lead arranger (22)

(k)(12)	Omnibus Amendment No. 3, dated as of March 22, 2017, among TCG BDC, Inc., as borrower, the Lenders party thereto and HSBC Bank USA, N.A, as administrative agent and collateral agent (23)

(k)(13)	Fourth Amendment to the Loan and Servicing Agreement, dated as of May 26, 2017, among TCG BDC SPV LLC, as borrower, TCG BDC, Inc., as servicer and transferor, each of the Conduit Lenders, Liquidity Banks, Lender Agents and Institutional Lenders party thereto, Citibank, N.A. as collateral and administrative agent, Wells Fargo Bank, National Association, as account bank, backup servicer and collateral administrator, and Citibank, N.A., as lead arranger (24)

(k)(14)	Second Amended and Restated Limited Liability Company Agreement, dated as of June 24, 2016, between Carlyle GMS Finance, Inc. and Credit Partners USA LLC, as members (25)

(k)(15)	Agreement and Plan of Merger, dated as of May 3, 2017, between TCG BDC, Inc. and NF Investment Corp. (26)

(l)	Opinion and Consent of Venable LLP, Maryland counsel for TCG BDC, Inc. *

(m)	Not Applicable

(n)(1)	Consent of Independent Registered Public Accounting Firm for TCG BDC, Inc. (27)

(n)(2)	Report of Independent Registered Public Accounting Firm for TCG BDC, Inc., regarding “senior securities” table contained herein (28)

(o)	Not Applicable

(p)	Not Applicable

(q)	Not Applicable

(r)(1)	Code of Ethics for TCG BDC, Inc.*

(r)(2)	Code of Ethics for Carlyle GMS Investment Management L.L.C.*

*	Filed herewith.
(1)	Incorporated by reference to Exhibit 3.1 to the Company’s Form 10-12G/A filed by the Company on April 11, 2013 (File No. 000-54899)
(2)	Incorporated by reference to Exhibit 3.2 to the Company’s Form 10-K filed by the Company on March 22, 2017 (File No. 000-54899)
(3)	Incorporated by reference to Exhibit 3.2 to the Company’s Form 10-12G/A filed by the Company on April 11, 2013 (File No. 000-54899)
(4)	Incorporated by reference to Exhibit 3.4 to the Company’s Form 10-K filed by the Company on March 22, 2017 (File No. 000-54899)
(5)	Incorporated by reference to Exhibit 4.1 to the Company’s Form 10-12G/A filed by the Company on April 11, 2013 (File No. 000-54899)
(6)	Incorporated by reference to Exhibit 10.2 to the Company’s Form 10-Q filed by the Company on August 12, 2015 (File No. 814-00995)

(7)	Incorporated by reference to Exhibit (e)(1) to the Company’s registration statement on Form N-2 filed by the Company on June 5, 2017 (File No. 333-218114)
(8)	Incorporated by reference to Exhibit (e)(2) to the Company’s registration statement on Form N-2 filed by the Company on June 5, 2017 (File No. 333-218114)
(9)	Incorporated by reference to Exhibit 10.1 to the Company’s Form 10-12G/A filed by the Company on April 11, 2013 (File No. 000-54899)
(10)	Incorporated by reference to Exhibit (h) to the Company’s Registration Statement on Form N-2 filed by the Company on June 5, 2017 (File No. 333-218114).
(11)	Incorporated by reference to Exhibit (j) to the Company’s Registration Statement on Form N-2 filed by the Company on May 19, 2017 (File No. 333-218114)
(12)	Incorporated by reference to Exhibit 10.2 to the Company’s Form 10-12G/A filed by the Company on April 11, 2013 (File No. 000-54899)
(13)	Incorporated by reference to Exhibit 10.3 to the Company’s Form 10-12G/A filed by the Company on April 11, 2013 (File No. 000-54899)
(14)	Incorporated by reference to Exhibit 10.1 to the Company’s Form 10-Q filed by the Company on July 31, 2013 (File No. 814-00995)
(15)	Incorporated by reference to Exhibit 10.1 to the Company’s Form 10-Q filed by the Company on May 9, 2014 (File No. 814-00995)
(16)	Incorporated by reference to Exhibit 10.1 to the Company’s Form 10-Q filed by the Company on August 13, 2014 (File No. 814-00995)
(17)	Incorporated by reference to Exhibit 10.7 to the Company’s Form 10-K filed by the Company on March 27, 2015 (File No. 814-00995)
(18)	Incorporated by reference to Exhibit 10.1 to the Company’s Form 10-Q filed by the Company on August 10, 2016 (File No. 814-00995)
(19)	Incorporated by reference to Exhibit 10.1 to the Company’s Form 10-Q filed by the Company on August 12, 2015 (File No. 814-00995)
(20)	Incorporated by reference to Exhibit 10.3 to the Company’s Form 10-Q filed by the Company on August 12, 2015 (File No. 814-00995)
(21)	Incorporated by reference to Exhibit 10.4 to the Company’s Form 10-Q filed by the Company on August 12, 2015 (File No. 814-00995)
(22)	Incorporated by reference to Exhibit 10.2 to the Company’s Form 10-Q filed by the Company on August 10, 2016 (File No. 814-00995)
(23)	Incorporated by reference to Exhibit 10.1 to the Company’s form 10-Q filed by the Company on May 10, 2017 (File No. 814-00995)
(24)	Incorporated by reference to Exhibit (k)(13) to the Company’s registration statement on Form N-2 filed by the Company on June 5, 2017 (File No. 333-218114)
(25)	Incorporated by reference to Exhibit 10.1 to the Company’s form 10-Q filed by the Company on November 10, 2016 (File No. 814-00995)
(26)	Incorporated by reference to Exhibit 2.1 to the Company’s Form 8-K filed by the Company on May 9, 2017 (File No. 814-00995)
(27)	Incorporated by reference to Exhibit (n)(1) of the Company’s registration statement on Form N-2 filed by the Company on June 5, 2017 (File No. 333-218114)
(28)	Incorporated by reference to Exhibit (n)(2) of the Company’s registration statement on Form N-2 filed by the Company on June 5, 2017 (File No. 333-218114)

Item 26. Marketing Arrangements

The information contained under the heading “Underwriting” on this Registration Statement is incorporated herein by reference.

Item 27. Other Expenses of Issuance and Distribution

Commission registration fee	$22,392
NASDAQ listing fee	$200,000
FINRA filing fee	$30,774
Accounting fees and expenses	$250,000
Legal fees and expenses	$2,650,000
Printing	$300,000
Miscellaneous fees and expenses	$146,834

Total	$3,600,000

Item 28. Persons Controlled by or Under Common Control with Registrant

Direct Subsidiaries

The following list sets forth each of our subsidiaries, the state or country under whose laws the subsidiary is organized, and the percentage of voting securities or membership interests owned by us in such subsidiary:

Carlyle GMS Finance MM CLO 2015-1 LLC (Delaware)	100%
TCG BDC Finance SPV LLC (Delaware)	100%

Each of our direct subsidiaries listed above is consolidated for financial reporting purposes.

In addition, we may be deemed to control certain portfolio companies. See “Portfolio Companies” in the Prospectus.

Item 29. Number of Holders of Securities

The following table sets forth the approximate number of record holders of the Registrant’s common stock and each class of the Registrant’s senior securities (including bank loans) as of May 3, 2017.

Title of Class	Number of Record Holders
Common shares, par value $0.001 per share	1,681

Item 30. Indemnification

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final adjudication as being material to the cause of action. Our charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the Investment Company Act.

Our charter authorizes us, to the maximum extent permitted by Maryland law and subject to the requirements of the Investment Company Act, to obligate us to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. Our bylaws obligate us, to the maximum extent permitted by Maryland law and the Investment Company Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made or threatened to be made a party to a proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in that capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit us to, with the approval of the board of directors or a duly authorized committee thereof, indemnify and advance expenses to any person who served a predecessor of us in any of the capacities described above and any of our employees or agents or any employees or agents of our predecessor. In accordance with the Investment Company Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition to the indemnification provided for in our bylaws, we have entered into indemnification agreements with each of our current directors and certain of our officers and with members of our investment adviser’s investment committee and we intend to enter into indemnification agreements with each of our future directors, members of our investment adviser’s investment committee and certain of our officers. The indemnification agreements provide these directors and senior officers the maximum indemnification permitted under Maryland law and the Investment Company Act. The agreements provide, among other things, for the advancement of expenses and indemnification for liabilities which such person may incur by reason of his or her status as a present or former director or officer or member of our investment adviser’s investment committee in any action or proceeding arising out of the performance of such person’s services as a present or former director or officer or member of our investment adviser’s investment committee.

Maryland law requires a corporation (unless its charter provides otherwise, which our charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made or threatened to be made a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made or are threatened to be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received unless, in either case a court order indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

The Investment Advisory Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, our Investment Adviser and its officers, managers, partners, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Company for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of our investment Adviser’s services under the Investment Advisory Agreement or otherwise as an Adviser of the Company.

The Administration Agreement provides that, absent willful misfeasance, bad faith or negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, the Administrator and its officers, manager, partners, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Company for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of services under the Administration Agreement or otherwise as Administrator for the Company.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Our Investment Adviser

A description of any other business, profession, vocation or employment of a substantial nature in which our investment adviser, and each managing director, director or executive officer of our investment adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the section entitled “Management.” Additional information regarding our investment adviser and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-77691), and is incorporated herein by reference.

Item 32. Locations of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

(1)	the Registrant, TCG BDC, Inc., 520 Madison Avenue 40th Floor, New York, NY 10022;

(2)	the Transfer Agent, State Street Bank and Trust Company, One Heritage Drive, Floor 1, North Quincy, MA 02171;

(3)	the Custodian, State Street Bank and Trust Company, One Heritage Drive, Floor 1, North Quincy, MA 02171; and

(4)	the Investment Adviser, Carlyle GMS Investment Management L.L.C., 520 Madison Avenue 40th Floor, New York, NY 10022.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.	The Registrant undertakes to suspend the offering of shares until the Prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the Prospectus.

2.	Not applicable.

3.	Not applicable.

4.	Not applicable.

5.	The Registrant undertakes that:

(a)	For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b)	For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 8th day of June 2017.

TCG BDC, INC.

By:	/s/ Michael A. Hart
Name:	Michael A. Hart
Title:	Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated. This document may be executed by the signatories hereto on any number of counterparts, all of which constitute one and the same instrument.

TCG BDC, INC.

Dated: June 8, 2017	By	/s/ Michael A. Hart
Michael A. Hart
Chairman, Director and Chief Executive Officer (principal executive officer)

Dated: June 8, 2017	By	/s/ Venugopal Rathi
Venugopal Rathi
Chief Financial Officer (principal financial and accounting officer)

Dated: June 8, 2017	By	*
Nigel D. T. Andrews
Director

Dated: June 8, 2017	By	*
William P. Hendry
Director

Dated: June 8, 2017	By	*
Eliot P.S. Merrill
Director

Dated: June 8, 2017	By	*
John G. Nestor
Director

*By:	/s/ Orit Mizrachi
Orit Mizrachi
Attorney-in-fact